13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Notes payable, capitalized leases and long term debt
	September 30,	September 30,
	2013	2012

BFI Business Finance Secured Credit Facility	$749,323	$568,475
TransTech capitalized leases, net of capitalized interest	5,700	17,943
Note payable to Umpqua Bank	0	-
Related party notes payable-
James Gingo Promissory Note	-	1,000,000
Lynn Felsinger	-	49,500
Total debt	755,023	1,635,918
Less current portion of long term debt	(753,129)	(1,631,903)
Long term debt	$1,894	$4,015

Schedule Of Future Minimum Lease Payments For Capital Leases
Years Ended September 30,	Total
2014	$3,806
2015	1,894
2016	0
2017	-
2018	-
Total	5,700
Less current portion of capitalized leases	(3,806)
Long term capital leases	$1,894

Schedule Of Maturities Of Long Term Debt
Years Ended September 30,	Total
2014	$753,129
2015	1,894
2016	-
2017	-
2018	-
Total	$755,023